SHARE-BASED PAYMENT (Narrative) (Details) - USD ($) $ in Thousands	Mar. 28, 2021	Mar. 28, 2011	Jun. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of issued and outstanding ordinary shares authorized for issuance under plan	12.00%	12.00%
Award expiration period	10 years	10 years
Restricted shares granted to employees and directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized restricted share compensation costs related to equity			$ 0